Costs and expenses by nature	6 Months Ended
Jun. 30, 2022
Costs And Expenses By Nature
Costs and expenses by nature

5.	Costs and expenses by nature
5.1.	Cost of sales

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Raw material, products for resale, materials and third-party services (*)	(13,769)	(7,610)	(8,008)	(4,950)
Depreciation, depletion and amortization	(5,344)	(4,404)	(2,782)	(2,165)
Production taxes	(8,093)	(4,984)	(4,029)	(2,630)
Employee compensation	(813)	(851)	(421)	(413)
Total	(28,019)	(17,849)	(15,240)	(10,158)
(*) It Includes short-term leases and inventory turnover.

5.2.	Selling expenses

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Materials, third-party services, freight, rent and other related costs	(1,948)	(1,709)	(1,000)	(925)
Depreciation, depletion and amortization	(417)	(289)	(217)	(140)
Allowance for expected credit losses	(14)	6	(6)	1
Employee compensation	(46)	(42)	(24)	(22)
Total	(2,425)	(2,034)	(1,247)	(1,086)

5.3.	General and administrative expenses

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Employee compensation	(414)	(376)	(216)	(191)
Materials, third-party services, rent and other related costs	(161)	(112)	(83)	(48)
Depreciation, depletion and amortization	(47)	(45)	(24)	(21)
Total	(622)	(533)	(323)	(260)